Non-Controlling Interests - Summary of Ownership of the LLC Units (Details) - shares		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Noncontrolling Interest [Line Items]
Common units outstanding		233,316,116	79,300,658	79,245,283
Total		100.00%
OneStream, Inc.
Noncontrolling Interest [Line Items]
Common units outstanding		160,346,442
Ownership percentage		68.70%
Continuing Members | OneStream, Inc.
Noncontrolling Interest [Line Items]
Common units outstanding	[1]	72,969,674
Ownership percentage, Noncontrolling interest	[1]	31.30%

[1]	Excludes 1,165,556 LLC Units still subject to vesting conditions.